SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liquidity and Going Concern (Details) ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2024 USD ($)	Aug. 21, 2024 USD ($) shares	Sep. 30, 2021 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net Income	¥ 18,678	$ 2,665	¥ 62,669	¥ 2,325
Negative Operating activities	(15,031)	(2,143)	(5,456)	3,291
Working capital deficit | ¥	84,535		171,679
Accumulated deficit	(580,854)		(601,566)		$ (82,892)
Shareholders' deficit	(58,599)		¥ (81,260)	¥ (172,642)	(8,363)		¥ (185,598)
Securities Purchase Agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Negative Operating activities | ¥	¥ (15,000)
Accumulated deficit					580,860
Shares to be Issued, Shares | shares						1,250
Shares to be Issued, Value						$ 2,550
Proceeds from issuance of common stock		$ 1,170
Payment to be received for common stock					$ 1,080